Equity (Details) € / shares in Units, $ in Millions		3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 08, 2024	Jun. 30, 2024 EUR (€) € / shares shares	Jun. 30, 2024 EUR (€) € / shares shares	Jun. 30, 2023 EUR (€)	Dec. 31, 2023 EUR (€) shares	Jun. 26, 2024 shares	Jun. 25, 2024 shares	Nov. 30, 2021 USD ($)
Issued capital		€ 1,568,000	€ 1,568,000		€ 1,500,000
Net proceeds from issue of common shares			4,256,000	€ 0
Number of shares authorised | shares						75,000,000	31,195,000
Reverse stock split ratio	0.10
Payments for share issue costs			112,000	€ 0
Common shares
Issued capital		€ 1,568,000	€ 1,568,000		€ 1,500,000
Number of shares outstanding | shares		15,680,769	15,680,769		14,998,804
Par value | € / shares		€ 0.10	€ 0.10
At the market program
ATM program | $								$ 100
Net proceeds from issue of common shares		€ 2,900,000	€ 4,200,000		€ 1,800,000
At the market program | Common shares
Number of shares issued | shares		500,000	700,000		80,000.00